Share Capital, Warrants and Options	12 Months Ended
Dec. 31, 2020
SHARE CAPITAL, WARRANTS AND OPTIONS
Share Capital, Warrants and Options

8. SHARE CAPITAL, WARRANTS AND OPTIONS

The authorized capital of the Company comprises an unlimited number of common shares without par value and 100,000,000 Series 1 convertible preferred shares without par value.

a) Common shares issued and outstanding

Effective October 4, 2019, the Company completed a share consolidation of the Company’s issued and outstanding common shares whereby for every ten (10) pre-consolidation common shares issued and outstanding, one (1) post-consolidation common share exists without par value. All references to share capital, warrants, options and weighted average number of shares outstanding have been adjusted retrospectively to reflect the Company’s 10-for-1 share consolidation as if it occurred at the beginning of the earliest period presented. As at December 31, 2020, the Company has 109,833,648 common shares issued and outstanding, (December 31, 2019 – 88,690,791) (December 31, 2018 – 78,792,860).

2020

On August 13, 2020, the Company closed the first tranche of its non-brokered private placement equity financing consisting of 15,481,077 units of the Company at a price of $0.07 per unit, for aggregate gross proceeds of $1,083,675. On August 31, 2020, the Company closed the second and final tranche of its non-brokered private placement equity financing consisting of 5,661,780 units of the Company at a price of $0.07 per unit, for aggregate gross proceeds of $396,325. Each unit consists of one common share in the capital of the Company and one transferable common share purchase warrant of the Company. Each warrant will entitle the holder to acquire one common share of the Company at an exercise price of $0.09 for a period of 24 months from its date of issuance. The warrants are subject to an acceleration clause such that if the closing market price of the common shares on the TSX-V is greater than $0.12 per common share for a period of 10 consecutive trading days at any time after the four-month anniversary of the closing of the placement, the Company may, at its option, accelerate the warrant expiry date to within 30 days.

In connection with the non-brokered private financing, the Company incurred total share issuance costs of $124,222. The Company issued and aggregate of 588,154 common share purchase warrants. Each warrant will entitle the holder to acquire one common share of the Company at an exercise price of $0.09 for a period of 24 months from its date of issuance.

The Company allocated a $716,055 fair value to the warrants issued in conjunction with the private placement and $18,547 to agent’s warrants. The fair value of warrants was determined using the Black-Scholes Option Pricing Model with the following assumptions; expected life of 2 years, expected dividend yield of 0%, a risk-free interest rate of 0.28% to 0.31% range and an expected volatility of 158% to 158.53% range.

2019

On October 24, 2019 the TSXV approved the filing of the earn in agreement for the Loveland Nickel Property. As a result, on December 9, 2019, the Company issued 300,000 common shares at fair value of $51,000 (note 6).

On December 18, 2019, the Company closed a non-brokered private placement equity financing of 7,373,265 units at a price of $0.18 and 2,224,666 flow-through common shares at a price of $0.18 and raised aggregate gross proceeds of $1,727,628. Each unit issued consisted of one common share in the capital of the Company and one-half of one common share purchase warrant. Each warrant will entitle the holder to acquire one common share of the Company at an exercise price of $0.25 for a period of 24 months from its date of issuance. All Securities issued pursuant to this offering were subject to a hold period which expired on April 19, 2020. The Company incurred total share issuance costs of $343,639. The Company allocated a $265,217 fair value to the warrants issued in conjunction with the private placement and $21,445 to 298,099 agent’s warrants. The fair value of warrants was determined using the Black-Scholes Option Pricing Model with the following assumptions; expected life of 2 years, expected dividend yield of 0%, a risk-free interest rate of 1.73% and an expected volatility of 147.26%.

On issuance, the Company bifurcated the flow-through shares into i) a flow-through share premium of $88,987 that investors paid for the flow-through feature, which is recognized as a liability and; ii) share capital of $311,453. To December 31, 2020, the Company expended $400,440 (December 31, 2019 – $Nil) in eligible exploration expenditures and, accordingly, the flow-through liability was reduced to $Nil.

2018

On April 19, 2018, the Company closed a non-brokered private placement equity financing of 23,333,333 units at a price of $0.75 per unit and raised aggregate gross proceeds of $17,500,000. Each unit consists of one common share and one-half of one common share purchase warrant of the Company. Each warrant will entitle the holder to acquire one common share of the Company at an exercise price of $1.20 for a period of 24 months from its date of issuance. The Company incurred total share issuance costs of $578,800, of which $250,000 was recorded in trade payables at December 31, 2018. The Company allocated a $2,571,514 fair value to the warrants issued in conjunction with the private placement. The fair value of warrants was determined using the Black-Scholes Option Pricing Model with the following assumptions; expected life of 2 years, expected dividend yield of 0%, a risk-free interest rate of 1.91% and an expected volatility of 94.26%.

b) Preferred shares issued and outstanding

As at December 31, 2020, December 31, 2019 and December 31, 2018, there are 590,931 series 1 preferred shares outstanding.

The rights and restrictions of the preferred shares are as follows:

i)	dividends shall be paid at the discretion of the directors;
ii)	the holders of the preferred shares are not entitled to vote except at meetings of the holders of the preferred shares, where they are entitled to one vote for each preferred share held;
iii)	the shares are convertible at any time after 6 months from the date of issuance, upon the holder serving the Company with 10 days written notice; and
iv)	the number of the common shares to be received on conversion of the preferred shares is to be determined by dividing the conversion value of the share, $1 per share, by $9.00.

c) Warrants

A summary of common share purchase warrants activity during the years ended December 31, 2020, December 31, 2019 and December 31, 2018 is as follows:

	December 31, 2020		December 31, 2019		December 31, 2018
	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)
Outstanding, beginning of year	15,651,397	0.96	25,797,283	1.20	17,617,541	1.20
Issued	21,731,011	0.09	3,984,731	0.25	11,666,666	1.20
Cancelled / expired	(11,666,666)	1.20	(14,130,617)	1.20	(3,486,924)	1.20
Outstanding, end of year	25,715,742	0.11	15,651,397	0.96	25,797,283	1.20

At December 31, 2020, the Company had outstanding common share purchase warrants exercisable to acquire common shares of the Company as follows:

Warrants Outstanding	Expiry Date	Exercise Price ($)	Weighted Average remaining contractual life (years)
3,984,731	December 18, 2021	0.25	0.15
16,045,231 [1]	August 13, 2022	0.09	1.01
5,685,780 [1]	August 31, 2022	0.09	0.37
25,715,742			1.53

[1] The warrants are subject to an acceleration clause such that if the volume-weighted average trading price of the Company’s common shares on the TSX-V exceeds $0.12 per common share for a period of 10 consecutive trading days at any date before the expiration date of such warrants, the Company may, at its option, accelerate the warrant expiry date to within 30 days. To December 31, 2020, the Company’s common shares have met the criterion for acceleration. The Company, however, has not accelerated the warrant expiry date.

d) Stock options

The Company adopted a Stock Option Plan (the “Plan”), providing the authority to grant options to directors, officers, employees and consultants enabling them to acquire up to 10% of the issued and outstanding common stock of the Company. Under the Plan, the exercise price of each option equals the market price or a discounted price of the Company’s stock as calculated on the date of grant. The options can be granted for a maximum term of 10 years.

A summary of option activity under the Plan during the years ended December 31, 2020, December 31, 2019 and December 31, 2018 is as follows:

	December 31, 2020		December 31, 2019		December 31, 2018
	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)
Outstanding, beginning of year	2,130,550	1.51	2,594,550	1.80	2,072,050	2.30
Issued	7,850,000	0.15	-	-	642,500	1.20
Cancelled / expired	(2,001,825)	1.51	(464,000)	4.23	(120,000)	1.80
Outstanding, end of year	7,978,725	0.17	2,130,550	1.51	2,594,550	1.80

During the year ended December 31, 2020, the Company granted an aggregate total of 7,850,000 stock options to employees, directors and consultants with a maximum term of 5 years. All options vest immediately and are exercisable as to 6,650,000 options at $0.16 per share and 1,200,000 options at $0.09 per share. The Company calculates the fair value of all stock options using the Black-Scholes Option Pricing Model. The fair value of options granted during the year ended December 31, 2020 amounted to $969,391 and was recorded as a share-based payment expense.

There were no incentive stock options granted during the year ended December 31, 2019.

During the year ended December 31, 2018, the Company granted 642,500 incentive stock options to employees, directors and consultants with a maximum term of 5 years. All stock options vest immediately and are exercisable at $1.20 per common share. The Company calculates the fair value of all stock options using the Black-Scholes Option Pricing Model. The fair value of options granted during the year ended December 31, 2018 amounted to $317,332 and was recorded as a share-based payments expense.

The fair value of stock options granted and vested during the years ended December 31, 2020, 2019 and 2018 was calculated using the following assumptions:

	December 31, 2020	December 31, 2019	December 31, 2018
Expected dividend yield	0%	-	0%
Expected share price volatility	121.5% - 125%	-	96.9% - 101%
Risk free interest rate	0.39% - 1.21%	-	2.04% - 2.17%
Expected life of options	5 years	-	5 years

Details of options outstanding as at December 31, 2020 are as follows:

Options Outstanding	Options Exercisable	Expiry Date	Exercise Price ($)	Weighted average remaining contractual life (years)
53,100	53,100	January 28, 2021*	2.10	0.00
40,625	40,625	February 21, 2022	1.20	0.01
35,000	35,000	February 28, 2023	1.20	0.01
6,650,000	6,650,000	February 24, 2025	0.16	3.46
1,200,000	1,200,000	August 19, 2025	0.09	0.70
7,978,725	7,978,725			4.18

*Subsequently expired, unexercised.

e) Reserve

The reserve records items recognized as stock-based compensation expense and other share-based payments until such time that the stock options or warrants are exercised, at which time the corresponding amount will be transferred to share capital. Amounts recorded for forfeited or expired unexercised options and warrants are transferred to deficit. During the year ended December 31, 2020, the Company transferred $3,782,706 (December 31, 2019 - $3,860,656) (December 31, 2018 - $229,381) to deficit for expired options and warrants.

During the year ended December 31, 2020, the Company recorded $969,391 of share-based payments to reserves. There were no share-based payments during the year ended December 31, 2019. During the year ended December 31, 2018, the Company recorded $317,332 of share-based payments to reserves.